Debt securities (Tables)	12 Months Ended
Dec. 31, 2017
Debt securities
Schedule of debt securities

	Group
	Central and local				Other
	Government				financial			Of which
	UK	US	Other	Banks	institutions	Corporate	Total	ABS (1)
2017		£m	£m	£m	£m	£m	£m	£m
Available-for-sale	391	—	2	159	1	—	553	159
Loans and receivables	—	—	—	—	1,059	—	1,059	1,059

	391	—	2	159	1,060	—	1,612	1,218

2016

Held-for-trading	—	3,564	—	98	439	1	4,102	9
Available-for-sale	—	—	27	334	—	—	361	84

	—	3,564	27	432	439	1	4,463	93

Note:

(1)	Includes covered bonds.

Schedule of available-for-sale debt securities

	Within 1 year		After 1 but within 5 years		Total
	Amount	Yield	Amount	Yield	Amount	Yield
2017	£m	%	£m	%	£m	%
Central and local governments
- UK	391	0.1	—	—	391	0.1
- Other	2	2.9	—	—	2	2.9
Banks	40	0.4	119	0.7	159	0.6
Other financial institutions	—	—	1	—	1	—

	433	0.1	120	0.7	553	0.2

2016

Central and local governments
- Other	24	—	3	0.9	27	0.1
Banks	275	0.1	59	0.6	334	0.1

	299	—	62	0.6	361	0.1

Note:

(1)	There are no balances with a maturity of after 5 but within 10 years and after 10 years.